Share-Based Compensation Plan - Schedule of Nonvested Awards (Details) - Restricted stock units - Incentive Plan 2017	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shares
Nonvested at the beginning of the period (in shares)	2,718,000
Granted (in shares)	1,480,000
Vested (in shares)	(896,000)
Forfeited (in shares)	(24,000)
Nonvested at the end of the period (in shares)	3,278,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (USD per share) | $ / shares	$ 4.94
Granted (USD per share) | $ / shares	4.77
Vested (USD per share) | $ / shares	5.49
Forfeited (USD per share) | $ / shares	3.99
Nonvested at the end of the period (USD per share) | $ / shares	$ 4.72
Restricted stock units were vested but not yet issued (shares)	269,141